Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of financial liabilities [abstract]
Lease debts	$ 49,358	$ 71,526
State Guaranteed loan « PGE »	13,569	18,770
Non-current financial liabilities	6,962	1,259
Total non-current financial liabilities and non-current lease debts	69,889	91,555
Lease debts	7,872	8,329
State Guaranteed loan « PGE »	4,972	2,246
Current financial liabilities	116	108
Total current financial liabilities and current lease debts	12,960	10,683
Trade payables	21,456	23,762
Other current liabilities	13,179	13,731
Total Financial liabilities	$ 117,484	$ 139,731